Other Non-current Assets (Tables)	9 Months Ended
Sep. 30, 2021
Other Non-current Assets
Schedule of other non current assets

	December 31,	September 30,
	2020	2021
Auto financing receivables	—	2,324,879
Non-current portion of national subsidy receivable	651,006	1,179,931
Long-term deposits	128,355	600,364
Receivables of installment payments for battery	637,402	455,930
Prepayments for purchase of property and equipment	15,072	164,880
Right of use assets – finance lease	95,887	69,946
Others	34,033	17,291
Total	1,561,755	4,813,221